SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

On July 8, 2025, the board of directors of the Company granted restricted shares in an aggregate amount of 266,666 ordinary shares, no par value (the “Restricted Shares”) to certain of its directors, executive officers and employees as compensations for their services. All of the Restricted Shares vested immediately on the grant date. The Restricted Shares were granted under the Company’s 2024 Equity Incentive Plan.

On August 18, 2025, a special meeting of shareholders (the “Meeting”) of the Company was held at 10:00 a.m. Beijing time (August 17, 2025 at 10:00 p.m., Eastern Time) at 21st Floor, Everbright Bank Building, Zhuzilin, Futian District, Shenzhen, Guangdong 518040, People’s Republic of China, pursuant to notice duly given (the “Notice”). At the Meeting, the shareholders adopted the following resolution:

1.	the amended and restated memorandum and articles of association annexed to the Notice, including the creation of a new class of preferred shares and a new class of class A shares with each class A share being entitled to one hundred (100) votes on all matters subject to vote at general meetings of the Company;

2.	the change in the maximum number of shares that the Company is authorised to issue from 100,000,000 Ordinary Shares of one class each such share having no par value to 5,060,000,000 shares divided into: (1) 5,000,000,000 Ordinary Shares with no par value each; (2) 50,000,000 class A shares with no par value each, and (3)10,000,000 preferred shares with no par value each; and

3.	the redemption of 50,418 Ordinary Shares held by Mr. Lin as at the date of July 15, 2025 and reissuance of 50,418 class A shares to Mr. Lin.

On September 1, 2025, the Company redeemed 50,418 Ordinary Shares held by Mr. Lin and reissued 50,418 class A shares to Mr. Lin. As the date of this report, the number of the Company’s total outstanding class A share is 50,418.

On September 29, 2025, the Company, through its wholly owned British Virgin Islands subsidiary, Taoping Holdings Limited (“Taoping Holdings”), entered into a Share Purchase Agreement (the “SPA”) with Skyladder Holding Limited (the “Transferor”), pursuant to which Taoping Holdings agreed to acquire 100% of the equity interests of Skyladder Group Limited, a Hong Kong company and a wholly owned subsidiary of the Transferor. Pursuant to the SPA, the total consideration for the acquisition of the Target is RMB 152 million (approximately US$21.36 million), payable in 7,882,921 ordinary shares of the Company, with no par value per share (the “Ordinary Shares”), which will be issued in a single batch within 10 business days after all closing conditions have been satisfied or waived and the equity transfer of the Target has been completed in Hong Kong (the “Transaction”). The closing of the transaction is subject to certain conditions and representations, warranties, and covenants and the parties have agreed to use their best efforts to close the Transaction by October 31, 2025, and in any event by December 31, 2025.